CONVERTIBLE NOTES PAYABLE (Details) - USD ($)	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 26, 2019
Principal	$ 252,833	$ 339,833	$ 799,500
Debt Discount	56,590	88,449	342,353
Net	196,243	251,384	457,147
Convertible Notes Payable [Member] | Armada Investment Fund, LLC #7 [Member]
Debt Discount	2,904	28,021	0
Net	29,096	59,979	0
Principal	32,000	88,000	0
Convertible Notes Payable [Member] | BHP Capital NY, Inc. #6 [Member]
Debt Discount	12,041	19,188	0
Net	48,459	41,312	0
Principal	60,500	60,500	0
Convertible Notes Payable [Member] | BHP Capital NY, Inc. #5 [Member]
Debt Discount	7,540	21,141	0
Net	75,793	62,192	0
Principal	83,333	83,333	0
Convertible Notes Payable [Member] | Armada Investment Fund, LLC #6 [Member]
Debt Discount	0	4,167	0
Net	0	17,833	0
Principal	0	22,000	0
Convertible Notes Payable [Member] | Armada Investment Fund, LLC #5 [Member]
Debt Discount	0	2,739	0
Net	0	17,261	0
Principal	0	20,000	0
Convertible Notes Payable [Member] | BHP Capital NY, Inc. #4 [Member]
Debt Discount	0	13,193	0
Net	0	52,807	0
Principal	0	66,000	0
Convertible Notes Payable [Member] | St. George Investments LLC [Member]
Debt Discount		0	234,671	$ 239,773
Net		0	265,329
Principal		0	500,000
Convertible Notes Payable [Member] | Jefferson Street Capital LLC [Member]
Debt Discount	34,105	0	16,747
Net	42,895	0	21,753
Principal	$ 77,000	0	38,500
Convertible Notes Payable [Member] | Armada Investment Fund, LLC #2 [Member]
Debt Discount		0	16,747
Net		0	21,753
Principal		0	38,500
Convertible Notes Payable [Member] | BHP Capital NY, Inc. #2 [Member]
Debt Discount		0	16,748
Net		0	21,752
Principal		0	38,500
Convertible Notes Payable [Member] | Geneva Roth Remark Holdings, Inc. #4 [Member]
Debt Discount		0	21,605
Net		0	41,395
Principal		0	63,000
Convertible Notes Payable [Member] | Geneva Roth Remark Holdings, Inc. #3 [Member]
Debt Discount		0	24,253
Net		0	53,747
Principal		0	78,000
Convertible Notes Payable [Member] | Geneva Roth Remark Holdings, Inc. #2 [Member]
Debt Discount		0	11,582
Net		0	31,418
Principal		$ 0	$ 43,000